Income Taxes - 10K - Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Current:
State and local					$ 192	$ 38	$ 13
Total current					192	38	13
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 144	$ 192	$ 38	$ 13